RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 12, 2014	Dec. 09, 2014
Related Party Transaction [Line Items]
Repayments of advance		$ 417,177
Accounts payable and other liabilities, related party	2,611,871	2,611,871	158,000
Aggregate purchase price		1,293,679	169,800
Directors [Member]
Related Party Transaction [Line Items]
Advances received		75,000
Repayments of advance		50,000
Accounts payable and other liabilities, related party		183,000
Hamilton [Member]
Related Party Transaction [Line Items]
Working capital adjustment		2,428,871
Amount of lay flat hose and aluminum pipe agreed to purchase				1,516,000
Specified amount under equipment lease in excess of which purchase price will be offset				100,000
Flat fee per month				10,000
Hamilton [Member] | Premises located at 4564 E Hwy 105, Guthrie, Oklahoma [Member]
Related Party Transaction [Line Items]
Lease term				3 years
Lease rate per month				4,500
Hamilton [Member] | Premised located at 210 N. Buffalo Ave, Guthrie OK [Member]
Related Party Transaction [Line Items]
Lease term				6 months
Lease rate per month				850
Hamilton [Member] | Premises located at 37920 CRE1710, Colgate, Oklahoma [Member]
Related Party Transaction [Line Items]
Lease term				3 years
Lease rate per month				1,500
Chief financial officer [Member]
Related Party Transaction [Line Items]
Number of common stock purchased					95,456
Aggregate purchase price					$ 50,000